Other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
OTHER RECEIVABLES AND ASSETS
Prepaid expenses - non current	2,320	948	625
Total other non-current assets	2,320	948	625
Research tax credit ("CIR")	4,600	5,774	3,196
VAT receivables	14,439	9,841	6,870
Prepaid expenses	5,746	3,233	2,649
Employee-related receivables	—	—	429
Credit notes	60	48	—
Total current other receivables and assets	24,845	18,896	13,144
Other receivables and assets	27,164	19,843	13,769